Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2021
Prospectus Date	rr_ProspectusDate	Oct. 06, 2021
PFG Fidelity Institutional AM(R) Bond ESG Strategy
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG Fidelity Institutional AM® Bond ESG Strategy
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFG Fidelity Institutional AM® Bond ESG Strategy Fund (the “Fund”) seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 21 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations, and therefore, does not have any portfolio turnover history.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”) and Underlying Funds managed by investment advisers other than Fidelity (“Other Underlying Funds”) that emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Fidelity Underlying Fund or Other Underlying Fund investing primarily in fixed-income securities. Fixed income securities shall consist of investment grade, U.S. dollar denominated government, corporate, asset-backed, mortgage-backed securities and high yield bonds (also known as “junk bonds”).

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest primarily in fixed-income securities issued by domestic and foreign corporations and government entities, of any maturity or credit quality, including high yield bonds.

In selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) considers data and analysis regarding a model portfolio of Fidelity Underlying Funds and Other Underlying Funds provided by Fidelity Institutional Asset Management LLC (“Fidelity Institutional AM®”). The Adviser is solely responsible for selecting the Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests. Neither Fidelity nor Fidelity Institutional AM® is an investment adviser or sub-adviser to the Fund.

The Fund intends to invest in Fidelity Underlying Funds and Other Underlying Funds that emphasize ESG factors in selecting securities. Each of the Fidelity Underlying Funds and Other Underlying Funds utilize either an MSCI ESG index or a third-party proprietary ESG selection approach that emphasizes ESG factors, including but not limited to privacy and data security, energy management, and human capital development, in selecting securities. When determining whether a Fidelity Underlying Fund or Other Underlying Fund qualifies as emphasizing ESG, the Adviser applies an initial screen for mutual funds that fall under the Morningstar classification of “Sustainable Investment Overall.” Morningstar defines a strategy as a “Sustainable Investment” if it is described in its prospectus or other regulatory filings as focusing on sustainability; impact; or environmental, social, and governance factors. Fidelity Underlying Funds and Other Underlying Funds that employ ESG strategies may follow certain index methodologies that exclude issuers that produce certain products (e.g. tobacco, firearms, weapons, etc.) or whose adviser employs ESG factors such as environmental sustainability, human rights and accountable corporate governance structures in managing the fund. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in the Fidelity Underlying Funds or Other Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Fidelity Underlying Funds or Other Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve-month period, to a gain or a loss of less than 13%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may exceed 13% from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s assets, plus any amounts of borrowing, in Fidelity mutual funds and Fidelity exchange traded funds (“Fidelity Underlying Funds”) and Underlying Funds managed by investment advisers other than Fidelity (“Other Underlying Funds”) that emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Fidelity Underlying Fund or Other Underlying Fund investing primarily in fixed-income securities. Fixed income securities shall consist of investment grade, U.S. dollar denominated government, corporate, asset-backed, mortgage-backed securities and high yield bonds (also known as “junk bonds”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in the Fidelity Underlying Funds and Other Underlying Funds and the securities held by the Fidelity Underlying Funds and Other Underlying Funds.

●	ESG Risk. Certain Fidelity Underlying Funds and Other Underlying Funds will follow an ESG focused investment strategy. An ESG investment strategy limits the types and number of investment opportunities available, ESG characteristics can vary among service providers, and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in a Fidelity Underlying Fund or Other Underlying Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which a Fidelity Underlying Fund or Other Underlying Fund invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which a Fidelity Underlying Fund or Other Underlying Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Fidelity Underlying Fund or Other Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Fidelity Underlying Fund or Other Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Fidelity Underlying Fund or Other Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Fidelity Underlying Fund’s or Other Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Fidelity Underlying Fund’s or Other Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Index Risk. The Fidelity Underlying Funds and Other Underlying Funds in which the Fund invests may track an underlying index. The performance of each Fidelity Underlying Funds and Other Underlying Funds and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Fidelity Underlying Fund or Other Underlying Fund. Any variance in performance between the respective Fidelity Underlying Fund or Other Underlying Fund and its underlying index may have adverse effect on the performance of the Fund.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks, Fidelity Underlying Funds, or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research regarding model portfolios comprised of Fidelity Underlying Funds and Other Underlying Funds may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fidelity Underlying Fund’s or Other Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds and Other Underlying Funds, higher portfolio turnover within the Fidelity Underlying Funds and Other Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds and Other Underlying Funds. A higher portfolio turnover rate for the Fund will result in higher transactional and brokerage costs.
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Fidelity Underlying Funds and Other Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds and Other Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds or Other Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Fidelity Underlying Funds and Other Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Underlying Funds Risk. Fidelity Underlying Funds and Other Underlying Fund in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and Other Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Fidelity Underlying Funds and Other Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Fidelity Institutional AM(R) Bond ESG Strategy | PFG Fidelity Institutional AM(R) Bond ESG Strategy Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 700
PFG Janus Henderson(R) Balanced Strategy
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG JANUS HENDERSON® BALANCED STRATEGY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFG Janus Henderson Balanced Strategy Fund’s (the “Fund”) primary objective is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 21 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, does not have any portfolio turnover history.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc, under normal market circumstances (“Janus Henderson Underlying Funds”), with each Janus Henderson Underlying Fund investing in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.

In selecting Janus Henderson Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Janus Henderson, including data and analysis about the Janus Henderson Underlying Funds. A Janus Henderson Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in the MSCI EAFE Emerging Markets Index.

The Adviser intends to have investment exposure that ranges from 30% to 70% of the Fund’s assets to either domestic equity securities of any capitalization or international and emerging market equity securities of any capitalization, or a combination of such equity securities. Equity securities shall consist of common stock of domestic, foreign, and emerging market issuers of any market capitalization. Fixed income securities shall consist of government and corporate bonds, asset and mortgage-backed securities, commercial loans and floating rate loans of any maturity or investment grade. A Janus Henderson Underlying Fund may invest in securities in emerging market countries. The Fund considers emerging market issuers to be those countries represented in the MSCI EAFE Emerging Markets Index. The Adviser intends to have the balance of the Fund’s investment exposure in fixed income securities of any duration or credit quality including high yield bonds (also known as junk bonds) or in cash. The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”). Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Janus Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Janus Underlying Funds in which to invest, on behalf of the Fund. For this Fund, the Adviser’s goal is to maintain the Fund’s maximum range of total returns, as estimated by RiskPro® over a twelve-month period, within a range of 20% to 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be less than 20% or greater than 30% from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in shares of mutual funds and exchange-traded funds advised by Janus Capital Management LLC, an indirect wholly-owned subsidiary of Janus Henderson Group plc, under normal market circumstances (“Janus Henderson Underlying Funds”), with each Janus Henderson Underlying Fund investing in equity and/or fixed-income securities, to obtain exposure to the broad equity and fixed income markets.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Janus Henderson Underlying Funds and the securities held by Janus Henderson Underlying Funds.

●	Emerging Markets. A Janus Henderson Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by a Janus Henderson Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Janus Henderson Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Janus Henderson Underlying Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which an Janus Henderson Underlying Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.
●	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by a Janus Henderson Underlying Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by a Janus Henderson Underlying Fund. As a result, for the present, interest rate risk may be heightened.

●	Foreign Risk. A Janus Henderson Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

●	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce a Janus Henderson Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease a Janus Henderson Underlying Fund’s share price, potentially resulting in losses for the Fund.

●	Large Capitalization Stock Risk. The Fund’s investments in Janus Henderson Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Loan Risk. Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy. Senior floating rate loans are often rated below investment grade, but may also be unrated.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks, Janus Henderson Underlying Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Janus Henderson Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Janus Henderson Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Mortgage and Asset-Backed Security Risk. When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

●	Portfolio Turnover Risk. As a Fund principally investing in Janus Henderson Underlying Funds, higher portfolio turnover within the Janus Henderson Underlying Funds will result in higher transactional and brokerage costs for the Janus Henderson Underlying Funds. A higher portfolio turnover rate for the Fund will result in higher transactional and brokerage costs.
●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Janus Henderson Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Janus Henderson Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Janus Henderson Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Janus Henderson Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies held by a Janus Henderson Underlying Fund are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Underlying Funds Risk. Janus Henderson Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Janus Henderson Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Janus Henderson Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Janus Henderson(R) Balanced Strategy | PFG Janus Henderson(R) Balanced Strategy Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 814
PFG Invesco(R) Thematic ESG Strategy
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – PFG INVESCO® THEMATIC ESG STRATEGY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PFG Invesco® Thematic ESG Strategy Fund (the “Fund”) seeks aggressive growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 21 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has not yet commenced operations, and therefore, does not have any portfolio turnover history.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in mutual funds and exchange traded funds managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd., under normal market circumstances (“Invesco Underlying Funds”) that emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Invesco Underlying Fund investing in both U.S. and foreign equity securities of any capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization.

In selecting Invesco Underlying Funds to purchase or sell on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Invesco, including data and analysis about the Invesco Underlying Funds.

The Fund intends to invest in Invesco Underlying Funds that invest primarily in ESG factors in selecting equity securities. Each Invesco Underlying Fund follows a specific I index methodology provided by MSCI, NASDAQ, Standard & Poor’s, or WilderHill, that emphasizes a specific environmental theme such as renewable energy, energy conservation, clean water, carbon and greenhouse gas reduction.  By emphasizing ESG factors, the Invesco Underlying Funds invest in companies that are driving change through new technologies and services that address global issues focusing on growth and transformational change.  Further, investments will be allocated across environmental themes aimed at addressing a more sustainable future, including, but not limited to: Clean Technology, Clean Energy, and Water. Examples of ESG factors considered by the Invesco Underlying Funds include companies that focus on offering products or services that contribute to a more environmentally sustainable economy by making a more efficient use of limited global natural resources; and companies that seek to solve sustainability-related challenges such as renewable energy and clean water. Although the Fund does not intend to focus its investments in any particular sector, its portfolio may be focused in certain sectors from time to time as a result of its investment process.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Invesco Underlying Funds. In some circumstances, the Adviser may use RiskPro to identify specific Invesco Underlying Funds in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund’s maximum annual volatility. Consequently, in managing the Fund, the Adviser will permit the Fund’s potential total return, over a twelve-month period, as estimated by RiskPro®, to exceed a loss or gain of more than 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in mutual funds and exchange traded funds managed by Invesco Advisers, Inc. (“Invesco”), an indirect wholly-owned subsidiary of Invesco Ltd., under normal market circumstances (“Invesco Underlying Funds”) that emphasize Environmental, Social and Governance (ESG) factors in selecting securities, with each Invesco Underlying Fund investing in both U.S. and foreign equity securities of any capitalization. Equity securities shall consist of common stock of domestic, foreign and emerging market issuers of any market capitalization.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Invesco Underlying Funds and the securities held by Invesco Underlying Funds.

●	Equity Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Invesco Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company. There is no guarantee that the equity securities held by Invesco Underlying Funds will declare dividends in the future or that the dividends paid by such equity securities will remain at current levels or increase over time.

●	ESG Risk. Certain of the Invesco Underlying Funds will follow an ESG focused investment strategy. An ESG investment strategy limits the types and number of investment opportunities available, ESG characteristics can vary among service providers, and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in an Invesco Underlying Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

●	ETF Risk. Investment in the Fund should be made with the understanding that the passive ETFs in which the Invesco Underlying Funds invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which an Invesco Underlying Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

●	Foreign Risk. An Invesco Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social, and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
●	Index Risk. The Invesco Underlying Funds in which the Fund invests may track an underlying index. The performance of each Invesco Underlying Funds and its underlying index may vary somewhat due to factors such as fees and expenses, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the underlying index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the respective Invesco Underlying Funds. Any variance in performance between the respective Invesco Underlying Funds and its underlying index may have adverse effect on the performance of the Fund.

●	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Large Capitalization Stock Risk. The Fund’s investments in Invesco Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular stocks, Invesco Underlying Funds or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Invesco Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in an Invesco Underlying Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

●	Portfolio Turnover Risk. As a Fund principally investing in Invesco Underlying Funds, higher portfolio turnover within the Invesco Underlying Funds will result in higher transactional and brokerage costs for the Invesco Underlying Funds. A higher portfolio turnover rate for the Fund will result in higher transactional and brokerage costs.

●	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Invesco Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Invesco Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Invesco Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

●	Small and Medium Capitalization Risk. The earnings and prospects of small and medium sized companies held by Invesco Underlying Funds are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Invesco Underlying Funds. Economic, legislative, or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
●	Underlying Funds Risk. Invesco Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Invesco Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Invesco Underlying Funds is subject to its own investment strategy-specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
PFG Invesco(R) Thematic ESG Strategy | PFG Invesco(R) Thematic ESG Strategy Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 832

[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[2]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.
[3]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.